Other assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Other assets
Long-term rental deposits	¥ 74,497		¥ 75,954
Contract assets	54,446		58,288
Prepayments for purchase of property and equipment	815		349
VAT recoverable			6,744
Subtotal	129,758		141,335
Less: allowance for doubtful accounts	(28,819)		0	¥ 0
Total	¥ 100,939	$ 14,218	¥ 141,335